DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS - Business Combination (Details)					3 Months Ended
	Jan. 13, 2022 USD ($) $ / shares shares	Jan. 11, 2022 USD ($) $ / shares shares	Dec. 30, 2021 USD ($) $ / shares shares	Jul. 19, 2021 USD ($) $ / shares shares	Mar. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 13, 2021 USD ($) item	Dec. 31, 2020 $ / shares shares	Feb. 26, 2020 $ / shares
Subsidiary Sale Of Stock [Line Items]
Common shares, par value (in dollars per share) | $ / shares					$ 0.0001	$ 0.0001		$ 0.0001
Total common stock immediately after Closing					72,390,413	6,248,192
Gelesis Inc [Member]
Subsidiary Sale Of Stock [Line Items]
Trading price for future vesting threshold of the first third | $ / shares					$ 12.50
Number of trading days within specified period that share price must exceed					20 days
Consecutive trading days used to evaluate share price					30 days
Threshold period before share price condition commences					5 years
Number of restricted earn out shares entitled					23,482,845
Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member] | Backstop Purchasers
Subsidiary Sale Of Stock [Line Items]
Aggregate proceeds agreed | $			$ 15,000,000.0
Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member] | Backstop Purchasers | Exceeded Available Funds [Member]
Subsidiary Sale Of Stock [Line Items]
Number of shares agreed to purchase			744,217
Aggregate proceeds agreed | $			$ 7,442,170
Proceeds from sale of shares available funds | $			$ 15,000,000.0
Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member] | Convertible promissory note
Subsidiary Sale Of Stock [Line Items]
Number of existing investors | item							2
Aggregate amount of note | $							$ 27,000,000.0
Interest rate (as a percent)							10.00%
Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member] | Common Class A [Member]
Subsidiary Sale Of Stock [Line Items]
Common shares, par value (in dollars per share) | $ / shares						$ 0.0001		$ 0.0001	$ 0.0001
Total common stock immediately after Closing						0		0
Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member] | Class B common stock
Subsidiary Sale Of Stock [Line Items]
Common shares, par value (in dollars per share) | $ / shares						$ 0.0001		$ 0.0001	$ 0.0001
Total common stock immediately after Closing						6,900,000		6,900,000
Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member] | Gelesis Inc [Member]
Subsidiary Sale Of Stock [Line Items]
Implied equity value | $	$ 675,000,000			$ 675,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001			$ 0.0001
Conversion ratio of CPSR Class A or CPSR Class B to CPSR Share				1
Shares issued (in shares)	54,814,847
Trading price for future vesting threshold of the first third | $ / shares				$ 12.50
Trading price for future vesting threshold of the second third | $ / shares				15.00
Trading price for future vesting threshold of the third portion | $ / shares				$ 17.50
Number of trading days within specified period that share price must exceed				20 days
Consecutive trading days used to evaluate share price				30 days
Threshold period before share price condition commences				5 years
Number of restricted earn out shares entitled	23,482,845			23,483,250
Total common stock immediately after Closing	72,214,287
Common Stock subject to outstanding equity awards (shares)	13,486,708
Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member] | Gelesis Inc [Member] | Backstop Purchasers
Subsidiary Sale Of Stock [Line Items]
Shares issued (in shares)	2,727,967
Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member] | Gelesis Inc [Member] | PIPE Investors
Subsidiary Sale Of Stock [Line Items]
Shares issued (in shares)	9,000,000
Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member] | Gelesis Inc [Member] | Common Class A [Member]
Subsidiary Sale Of Stock [Line Items]
Common shares, par value (in dollars per share) | $ / shares				$ 0.0001
Conversion ratio of CPSR Class A or CPSR Class B to CPSR Share	755,223
Shares issued (in shares)		26,844,777		9,000,000
Share price | $ / shares		$ 10.00		$ 10.00
Shares issued value | $		$ 268,646,943		$ 90,000,000
Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member] | Gelesis Inc [Member] | Common Class A [Member] | Backstop Purchasers
Subsidiary Sale Of Stock [Line Items]
Shares issued (in shares)			1,983,750
Share price | $ / shares			$ 10.00
Number of shares agreed to purchase			1,500,000
Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member] | Gelesis Inc [Member] | Class B common stock
Subsidiary Sale Of Stock [Line Items]
Common shares, par value (in dollars per share) | $ / shares				$ 0.0001
Conversion ratio of CPSR Class A or CPSR Class B to CPSR Share	4,916,250